INCOME TAX (Changes in Unrecognized Tax Benefits) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Balance	$ 421	$ 472
Decrease related tax positions of prior years	(419)
Translations differences related to the current year	(2)	(51)
Balance		$ 421